SA JPMorgan MFS Core Bond Portfolio Expense Example - SA JPMorgan MFS Core Bond Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	777
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	957
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	$ 1,075